Trade and Other Payables (Details) - Schedule of trade accounts payable - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trade Accounts Payable [Abstract]
Trade accounts payable	$ 5,061	$ 3,192
Accruals for invoices to be received	5,117	4,263
Total trade accounts payable	$ 10,178	$ 7,455